Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (97.3%)
		Communication Services (5.5%)
3,478		Alphabet, Inc. - Class A	$552,306
491,935	KES	Safaricom, PLC	68,430
2,461		Verizon Communications, Inc.	108,432
			729,168
		Consumer Discretionary (11.2%)
1,717	EUR	Amadeus IT Group, SA	134,562
4,692	HKD	BYD Company, Ltd. - Class H	223,964
2,315		Chipotle Mexican Grill, Inc.#	116,954
2,043	EUR	Cie Generale des Etablissements Michelin SCA	74,455
5,092	GBP	Greggs, PLC	126,018
349		Home Depot, Inc.	125,811
2,560	EUR	Industria de Diseno Textil, SA	137,001
37		MercadoLibre, Inc.#	86,241
6,415		Sony Group Corp. (ADR)	166,790
1,717		TJX Companies, Inc.	220,944
1,315		Tractor Supply Company	66,565
			1,479,305
		Consumer Staples (6.8%)
1,080		Colgate-Palmolive Company	99,565
132		Costco Wholesale Corp.	131,274
2,880		Darling Ingredients, Inc.#	92,707
22,796	GBP	Haleon, PLC	114,351
4,767	EUR	Jeronimo Martins SGPS, SA	115,135
1,255	EUR	Kerry Group, PLC - Class A	132,576
182	EUR	L'Oreal, SA#	79,791
1,334		Walmart, Inc.	129,732
			895,131
		Financials (15.1%)
20,468	HKD	AIA Group, Ltd.	153,333
14,746	GBP	Aviva, PLC	110,051
1,259		Bank of New York Mellon Corp.	101,236
261,400	IDR	Bank Rakyat Indonesia Persero, Tbk PT	60,626
3,830	NOK	DNB Bank, ASA	95,277
708		Fiserv, Inc.#	130,676
10,350	MXN	Grupo Financiero Banorte, SAB de CV - Class O	88,746
2,902		HDFC Bank, Ltd. (ADR)	210,946
1,759	HKD	Hong Kong Exchanges & Clearing, Ltd.	77,295
645		Intercontinental Exchange, Inc.	108,341
11,436		Itau Unibanco Holding, SA (ADR)	72,161
556		Jack Henry & Associates, Inc.	96,427
1,214	EUR	KBC Group, NV	111,480
223		S&P Global, Inc.	111,511
1,798	JPY	Tokio Marine Holdings, Inc.	71,779
573		Travelers Companies, Inc.	151,347
690		Visa, Inc. - Class A	238,395
			1,989,627
		Health Care (10.5%)
715	GBP	AstraZeneca, PLC	102,225
616	AUD	CSL, Ltd.	99,091
2,922	JPY	Daiichi Sankyo Company, Ltd.	74,470
836		Edwards Lifesciences Corp.#	63,110
322	EUR	EssilorLuxottica, SA	92,179
1,198		Gilead Sciences, Inc.	127,635
158	CHF	Lonza Group, AG	112,678
1,025		Merck & Company, Inc.	87,330
470	EUR	Merck KGaA	64,904
1,877	DKK	Novo Nordisk, A/S - Class B	123,946
345	CHF	Roche Holding, AG	112,569
1,900	CNY	Shenzhen Mindray Bio-Medical Electronics Company, Ltd. - Class A	57,465
220		Thermo Fisher Scientific, Inc.	94,380
264		UnitedHealth Group, Inc.	108,620
443		Zoetis, Inc.	69,285
			1,389,887
		Industrials (15.0%)
3,821	SEK	Atlas Copco, AB - Class A	59,239
1,616		Canadian Pacific Kansas City, Ltd.	117,112
1,253	EUR	Cie de Saint-Gobain, SA	135,559
230		Deere & Company	106,619
2,796	SEK	Epiroc, AB - Class A	60,401
1,434	GBP	Experian, PLC	70,997
537		Ferguson Enterprises, Inc.	91,107
5,368	JPY	Hitachi, Ltd.	132,079
1,552		nVent Electric, PLC	85,220
1,017		Otis Worldwide Corp.	97,907
494		Quanta Services, Inc.	144,589
1,500	JPY	Recruit Holdings Company, Ltd.	83,319
2,179	GBP	RELX, PLC	118,104
197		Rockwell Automation, Inc.	48,793
391	EUR	Schneider Electric, SE	90,449
639	EUR	Siemens, AG	146,190
100	JPY	SMC Corp.	32,501
3,900	CNY	Sungrow Power Supply Company, Ltd. - Class A	32,541
272		Trane Technologies, PLC	104,260
254		Verisk Analytics, Inc.	75,293
647		Waste Management, Inc.	150,984
			1,983,263
		Information Technology (23.4%)
272		Accenture, PLC - Class A	81,369
2,234		Apple, Inc.	474,725
617		Applied Materials, Inc.	92,988
111	EUR	ASML Holding, NV	73,247
2,902		Bentley Systems, Inc. - Class B	124,757
880		Broadcom, Inc.	169,374
2,955	EUR	Infineon Technologies, AG	96,711
200	JPY	Keyence Corp.	83,704
1,490		Microsoft Corp.	588,937
3,252		NVIDIA Corp.	354,208
385		Oracle Corp.	54,177
334		Palo Alto Networks, Inc.#	62,435
2,267	KRW	Samsung Electronics Company, Ltd.	88,511
210	KRW	Samsung SDI Company, Ltd.	26,001
983	EUR	SAP, SE	284,300
1,571		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	261,870
881		TE Connectivity, PLC	128,961
281		Texas Instruments, Inc.	44,974
			3,091,249

See accompanying Notes to Schedule of Investments

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Materials (5.1%)
405	EUR	Air Liquide, SA	$82,842
1,944		Ball Corp.	100,971
966	GBP	Croda International, PLC	37,991
638	EUR	DSM-Firmenich, AG	68,893
433		Ecolab, Inc.	108,869
15,057	BRL	Klabin, SA	49,163
254		Linde, PLC	115,121
1,155	DKK	Novonesis (Novozymes) B	74,692
164	CHF	Sika, AG	40,893
			679,435
		Real Estate (1.2%)
409		American Tower Corp.	92,193
618		Prologis, Inc.	63,159
			155,352
		Utilities (3.5%)
5,846	EUR	Iberdrola, SA	105,267
6,127	GBP	National Grid, PLC	88,432
17,303	INR	Power Grid Corp. of India, Ltd.	62,508
1,175		Sempra	87,267
3,196	EUR	Veolia Environnement, SA	116,510
			459,984
		TOTAL COMMON STOCKS (Cost $10,995,458)	12,852,401

Right (0.0%) #
		Information Technology (0.0%)
29	KRW	Samsung SDI Company, Ltd., (Expires 5/22/25) (Cost $ —)	703
TOTAL INVESTMENTS (97.3%) (Cost $10,995,458)			12,853,104
OTHER ASSETS, LESS LIABILITIES (2.7%)			351,313
NET ASSETS (100.0%)			$13,204,417

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

CURRENCY EXPOSURE APRIL 30, 2025

	Value	% of Total Investments
US Dollar	$7,696,960	59.9%
European Monetary Unit	2,142,051	16.7%
British Pound Sterling	768,169	6.0%
Japanese Yen	477,852	3.7%
Hong Kong Dollar	454,592	3.5%
Swiss Franc	266,140	2.1%
Danish Krone	198,638	1.5%
Swedish Krona	119,640	0.9%
South Korean Won	115,215	0.9%
Australian Dollar	99,091	0.8%
Norwegian Krone	95,277	0.7%
Chinese Yuan Renminbi	90,006	0.7%
Mexican Peso	88,746	0.7%
Kenyan Shilling	68,430	0.5%
Indian Rupee	62,508	0.5%
Indonesian Rupiah	60,626	0.5%
Brazilian Real	49,163	0.4%
Total Investments	$12,853,104	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Convertible Bonds (67.3%)
	Communication Services (4.9%)
160,000	Liberty Media Corp.*
	2.375%, 09/30/53	$223,699
58,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	70,742
146,000	Live Nation Entertainment, Inc.
	3.125%, 01/15/29	205,764
		500,205
	Consumer Discretionary (9.0%)
105,000	Booking Holdings, Inc.
	0.750%, 05/01/25	257,355
166,000	Carnival Corp.
	5.750%, 12/01/27	265,007
58,000	Cinemark Holdings, Inc.
	4.500%, 08/15/25	121,748
30,000	Patrick Industries, Inc.
	1.750%, 12/01/28	39,752
47,000	Peloton Interactive, Inc.*
	5.500%, 12/01/29	84,443
57,000	Stride, Inc.^
	1.125%, 09/01/27	156,703
		925,008
	Consumer Staples (0.8%)
70,000	Post Holdings, Inc.^
	2.500%, 08/15/27	82,381
		82,381
	Energy (1.9%)
46,000	CNX Resources Corp.
	2.250%, 05/01/26	105,791
73,000	TXNM Energy, Inc.*
	5.750%, 06/01/54	91,055
		196,846
	Financials (3.8%)
113,000	SoFi Technologies, Inc.*
	1.250%, 03/15/29	171,762
60,000	Upstart Holdings, Inc.*
	2.000%, 10/01/29	78,743
106,000	Ventas Realty, LP
	3.750%, 06/01/26	139,622
		390,127
	Health Care (5.3%)
78,000	Insmed, Inc.
	0.750%, 06/01/28	175,671
50,000	Insulet Corp.
	0.375%, 09/01/26	61,771
83,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	123,400
92,000	Merit Medical Systems, Inc.*
	3.000%, 02/01/29	117,342
43,000	Mirum Pharmaceuticals, Inc.
	4.000%, 05/01/29	68,484
		546,668
	Industrials (3.8%)
35,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	95,034
45,000	Granite Construction, Inc.
	3.750%, 05/15/28	82,810
48,000	Rocket Lab USA, Inc.*
	4.250%, 02/01/29	208,274
		386,118
	Information Technology (20.6%)
75,000	Datadog, Inc.
	0.125%, 06/15/25	84,511
65,000	InterDigital, Inc.
	3.500%, 06/01/27	170,766
	MicroStrategy, Inc.
66,000	0.625%, 03/15/30	172,869
172,000	0.875%, 03/15/31	303,950
106,000	2.250%, 06/15/32*	212,908
135,000	0.625%, 09/15/28*	296,351
164,000	Snowflake, Inc.*
	0.000%, 10/01/29	203,852
79,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	93,207
27,000	Varonis Systems, Inc.
	1.250%, 08/15/25	37,965
227,000	Western Digital Corp.
	3.000%, 11/15/28	308,339
146,000	Zscaler, Inc.
	0.125%, 07/01/25	219,198
		2,103,916
	Materials (3.1%)
112,000	MP Materials Corp.*
	3.000%, 03/01/30	156,480
50,000	United States Steel Corp.
	5.000%, 11/01/26	163,674
		320,154
	Other (0.5%)
38,000	Chefs' Warehouse, Inc.
	2.375%, 12/15/28	54,647
		54,647
	Real Estate (4.3%)
	Welltower OP, LLC*
155,000	2.750%, 05/15/28	252,952
137,000	3.125%, 07/15/29^	183,264
		436,216
	Utilities (9.3%)
158,000	Evergy, Inc.
	4.500%, 12/15/27	186,993
61,000	Pinnacle West Capital Corp.*
	4.750%, 06/15/27	69,061
247,000	Southern Company
	3.875%, 12/15/25	277,549
93,000	UGI Corp.*
	5.000%, 06/01/28	118,883
	WEC Energy Group, Inc.*
135,000	4.375%, 06/01/27	158,995

See accompanying Notes to Schedule of Investments

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

113,000	4.375%, 06/01/29	$135,748
		947,229
	TOTAL CONVERTIBLE BONDS (Cost $6,530,791)	6,889,515

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (32.1%)
	Financials (8.0%)
4,036	Apollo Global Management, Inc.
	6.750%, 07/31/26	291,076
3,738	Ares Management Corp.
	6.750%, 10/01/27	184,545
7,221	KKR & Company, Inc.#
	6.250%, 03/01/28	346,103
		821,724
	Health Care (0.6%)
991	Brightspring Health Services, Inc.
	6.750%, 02/01/27	62,136

	Industrials (10.3%)
16,212	Boeing Company^
	6.000%, 10/15/27	995,093
1,033	Chart Industries, Inc.
	6.750%, 12/15/25	54,666
		1,049,759
	Information Technology (2.1%)
4,222	Hewlett Packard Enterprise Company^
	7.625%, 09/01/27	211,944

	Materials (1.9%)
6,476	Albemarle Corp.^
	7.250%, 03/01/27	198,360

	Utilities (9.2%)
1,812	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications, Time, Inc.)#§**
	3.369%, 09/15/29	83,975
	NextEra Energy, Inc.^
5,629	7.299%, 06/01/27	261,129
5,739	6.926%, 09/01/25	220,952
4,194	7.234%, 11/01/27	177,909
4,583	PG&E Corp.
	6.000%, 12/01/27	199,315
		943,280
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,512,598)	3,287,203

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (11.9%)
1,210,381	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $1,210,381)	$1,210,381
TOTAL INVESTMENTS (111.3%) (Cost $11,253,770)		11,387,099
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.8%)		(1,210,381)
OTHER ASSETS, LESS LIABILITIES (0.6%)		57,569
NET ASSETS (100.0%)		$10,234,287

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2025.
†	Represents investment of cash collateral received from securities on loan as of April 30, 2025.
***	The rate disclosed is the 7 day net yield as of April 30, 2025.

See accompanying Notes to Schedule of Investments

Calamos CEF Income & Arbitrage ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Closed-End Funds (98.9%)
	Allocation (15.6%)
28,982	Advent Convertible and Income Fund	$322,280
50,171	Bexil Investment Trust	607,821
12,903	Eaton Vance Tax-Advantaged Dividend Income Fund	287,350
37,856	John Hancock Premium Dividend Fund	478,500
22,448	John Hancock Tax-Advantaged Dividend Income Fund	514,284
11,278	Thornburg Income Builder Opportunities Trust	203,004
		2,413,239
	International Equity (10.8%)
53,866	abrdn Total Dynamic Dividend Fund	443,856
35,155	India Fund, Inc.	560,019
11,666	Mexico Fund, Inc.	181,173
8,874	Morgan Stanley India Investment Fund, Inc.	231,878
19,766	Templeton Emerging Markets Fund	250,633
		1,667,559
	Municipal Bond (1.7%)
18,216	NYLI MacKay DefinedTerm Muni Opportunities Fund	266,864

	Nontraditional Equity (13.0%)
27,227	BlackRock Enhanced Equity Dividend Trust	224,623
21,085	BlackRock Enhanced Large Cap Core Fund, Inc.	391,549
52,174	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	424,175
56,104	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	453,320
15,979	Nuveen Dow 30sm Dynamic Overwrite Fund	221,948
53,140	XAI Madison Equity Premium Income Fund	297,584
		2,013,199
	Sector Equity (23.8%)
5,764	BlackRock Health Sciences Trust	216,957
34,263	BlackRock Resources & Commodities Strategy Trust	307,339
5,589	Blackrock Science & Technology Trust	186,784
11,776	ClearBridge Energy Midstream Opportunity Fund, Inc.	536,868
26,347	Cohen & Steers Quality Income Realty Fund, Inc.	321,697
31,505	Kayne Anderson Energy Infrastructure Fund	370,184
44,901	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	367,290
135,342	Neuberger Berman Real Estate Securities Income Fund, Inc.	431,741
9,808	Reaves Utility Income Fund	321,506
15,040	SRH Total Return Fund, Inc.	257,786
9,059	Tortoise Energy Infrastructure Corp.	360,276
		3,678,428
	Taxable Bond (31.5%)
9,758	Aberdeen Asia-Pacific Income Fund, Inc.	151,151
27,712	abrdn Income Credit Strategies Fund	155,464
15,430	AllianceBernstein Global High Income Fund, Inc.	163,712
23,890	BlackRock Taxable Municipal Bond Trust	389,646
16,631	BlackRock, Ltd. Duration Income Trust	230,173
19,135	Blackstone Strategic Credit 2027 Term Fund	225,410
110,285	Credit Suisse Asset Management Income Fund, Inc.	308,798
25,730	DoubleLine Income Solutions Fund	310,304
20,251	DoubleLine Yield Opportunities Fund	308,018
26,031	Eaton Vance Senior Floating-Rate Trust	310,550
20,951	Flaherty & Crumrine Preferred and Income Securities Fund	319,084
26,592	Highland Opportunities and Income Fund	136,683
120,972	Nuveen Credit Strategies Income Fund	637,523
38,180	Nuveen Floating Rate Income Fund/Closed-end Fund	312,312
12,556	Nuveen Global High Income Fund	155,694
29,381	Nuveen Taxable Municipal Income Fund	461,869
73,858	Western Asset High Income Fund II, Inc.	301,341
		4,877,732
	U.S. Equity (2.5%)
80,431	Liberty All-Star Growth Fund, Inc.	388,482
	TOTAL CLOSED-END FUNDS (Cost $15,483,817)	15,305,503
TOTAL INVESTMENTS (98.9%) (Cost $15,483,817)		15,305,503
OTHER ASSETS, LESS LIABILITIES (1.1%)		171,553
NET ASSETS (100.0%)		$15,477,056

See accompanying Notes to Schedule of Investments

Calamos Alternative Nasdaq® & Bond ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (90.6%)
	Taxable Bond (90.6%)
34,652	Franklin Senior Loan ETF	$830,262
5,154	iShares 5-10 Year Investment Grade Corporate Bond ETF	270,533
1,912	iShares Broad USD Investment Grade Corporate Bond ETF	97,149
23,498	Janus Henderson AAA CLO ETF	1,187,589
22,216	Schwab 1-5 Year Corporate Bond ETF	548,735
43,281	Simplify MBS ETF	2,166,214
59,509	SPDR Portfolio High Yield Bond ETF	1,383,584
30,319	Vanguard Emerging Markets Government Bond ETF	1,932,533
1,204	Vanguard Long-Term Corporate Bond ETF	89,710
		8,506,309
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,535,585)	8,506,309

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Exchange-Traded Purchased Options (9.0%) #,Ω
	Communication Services (3.6%)
28	Alphabet, Inc.
444,640	Expires 12/19/25, Strike $208.00	9,112
7	Meta Platforms, Inc.
384,300	Expires 03/20/26, Strike $705.00	22,891
7	Netflix, Inc.
792,204	Expires 09/26/25, Strike $820.00	239,309
14	T-Mobile U.S., Inc.
345,730	Expires 09/26/25, Strike $203.00	70,893
		342,205
	Consumer Discretionary (0.5%)
28	Amazon.com, Inc.
516,376	Expires 03/20/26, Strike $219.00	37,385
7	Tesla, Inc.
197,512	Expires 12/19/25, Strike $460.00	13,075
		50,460
	Consumer Staples (1.8%)
7	Costco Wholesale Corp.
696,150	Expires 06/20/25, Strike $766.00	164,309
7	PepsiCo, Inc.
94,906	Expires 06/20/25, Strike $174.00	5
		164,314
	Health Care (0.1%)
7	Amgen, Inc.
203,644	Expires 03/20/26, Strike $323.00	13,417
		13,417
	Information Technology (1.1%)
14	Advanced Micro Devices, Inc.
136,290	Expires 09/26/25, Strike $214.00	299
42	Apple, Inc.
892,500	Expires 09/26/25, Strike $232.00	40,070
35	Broadcom, Inc.
673,645	Expires 06/20/25, Strike $217.00	19,980
28	Cisco Systems, Inc.
161,644	Expires 12/19/25, Strike $58.50	13,525
21	Microsoft Corp.
830,046	Expires 06/20/25, Strike $460.00	2,045
63	NVIDIA Corp.
686,196	Expires 12/19/25, Strike $177.00	15,940
7	QUALCOMM, Inc.
103,922	Expires 03/20/26, Strike $176.00	6,989
		98,848
	Other (1.9%)
119	Direxion Nasdaq-100® Equal Weighted Index Shares
1,044,582	Expires 03/20/26, Strike $88.50	103,981
63	Direxion Nasdaq-100® Equal Weighted Index Shares
553,014	Expires 06/20/25, Strike $88.00	21,021
35	Direxion Nasdaq-100® Equal Weighted Index Shares
307,230	Expires 12/19/25, Strike $89.50	23,919
49	Direxion Nasdaq-100® Equal Weighted Index Shares
430,122	Expires 09/26/25, Strike $87.50	30,661
		179,582
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $1,005,797)	848,826
TOTAL INVESTMENTS (99.6%) (Cost $9,541,382)		9,355,135
OTHER ASSETS, LESS LIABILITIES (0.4%)		35,803
NET ASSETS (100.0%)		$9,390,938

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Calamos Laddered S&P 500® Structured Alt Protection ETF®

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (100.0%)
	Other (100.0%)
209,745	Calamos S&P 500® Structured Alt Protection ETF® - April	$5,201,676
211,288	Calamos S&P 500® Structured Alt Protection ETF® - August	5,269,523
220,004	Calamos S&P 500® Structured Alt Protection ETF® - December	5,306,496
220,710	Calamos S&P 500® Structured Alt Protection ETF® - February	5,301,454
225,129	Calamos S&P 500® Structured Alt Protection ETF® - January	5,317,547
212,122	Calamos S&P 500® Structured Alt Protection ETF® - July	5,258,504
223,108	Calamos S&P 500® Structured Alt Protection ETF® - March	5,316,664
195,767	Calamos S&P 500® Structured Alt Protection ETF® - May	5,358,143
208,414	Calamos S&P 500® Structured Alt Protection ETF® - November	5,268,706
207,365	Calamos S&P 500® Structured Alt Protection ETF® - October	5,285,734
209,019	Calamos S&P 500® Structured Alt Protection ETF® - September	5,279,820
		58,164,267
	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,992,465)	58,164,267
TOTAL INVESTMENTS (100.0%) (Cost $57,992,465)		58,164,267
OTHER ASSETS, LESS LIABILITIES (0.0%)		12,081
NET ASSETS (100.0%)		$58,176,348

Amounts relating to investments in affiliated funds at April 30, 2025, and for the fiscal year-to-date period September 9, 2024 (commencement of operations) through April 30, 2025 are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/Decrease in Unrealized Appreciation/Depreciation	Value, end of period
Calamos S&P 500® Structured Alt Protection ETF® - April	$-	$5,177,769	$-	$-	$-	$23,907	$5,201,676
Calamos S&P 500® Structured Alt Protection ETF® - August	-	10,629,110	5,441,211	-	95,360	(13,736)	5,269,523
Calamos S&P 500® Structured Alt Protection ETF® - December	-	9,059,349	3,743,360	-	(297)	(9,196)	5,306,496
Calamos S&P 500® Structured Alt Protection ETF® - February	-	7,077,444	1,760,689	-	(5,967)	(9,334)	5,301,454
Calamos S&P 500® Structured Alt Protection ETF® - January	-	8,395,858	3,117,583	-	4,758	34,514	5,317,547
Calamos S&P 500® Structured Alt Protection ETF® - July	-	10,634,151	5,441,855	-	95,816	(29,608)	5,258,504
Calamos S&P 500® Structured Alt Protection ETF® - March	-	6,353,955	1,039,810	-	(7,736)	10,255	5,316,664
Calamos S&P 500® Structured Alt Protection ETF® - May	-	10,623,109	5,509,541	-	98,853	145,722	5,358,143
Calamos S&P 500® Structured Alt Protection ETF® - November	-	9,001,481	3,768,184	-	32,491	2,918	5,268,706
Calamos S&P 500® Structured Alt Protection ETF® - October	-	10,717,456	5,469,201	-	26,154	11,325	5,285,734
Calamos S&P 500® Structured Alt Protection ETF® - September	-	10,643,109	5,452,196	-	83,873	5,034	5,279,820
	$-	$98,312,791	$40,743,630	$-	$423,305	$171,801	$58,164,267

See accompanying Notes to Schedule of Investments

Calamos S&P 500® Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.4%) #,Ω
	Long Call Option (93.7%)
330	SPDR® S&P 500® ETF Trust
18,299,820	Expires 12/31/25, Strike $0.82	$18,156,856

	Long Put Option (7.7%)
330	SPDR® S&P 500® ETF Trust
18,299,820	Expires 12/31/25, Strike $586.08	1,490,156
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $20,156,234)	19,647,012
TOTAL INVESTMENTS (101.4%) (Cost $20,156,234)		19,647,012
LIABILITIES, LESS OTHER ASSETS (-1.4%)		(262,808)
NET ASSETS (100.0%)		$19,384,204

Exchange-Traded Written Option (-1.4%) #,Ω
	Short Call Option (-1.4%)
(330)	SPDR® S&P 500® ETF Trust
(18,299,820)	Expires 12/31/25, Strike $630.45
	(Premium $786,788)	(273,650)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Calamos S&P 500® Structured Alt Protection ETF® – February

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.9%) #,Ω
	Long Call Option (91.9%)
370	SPDR® S&P 500® ETF Trust
20,517,980	Expires 01/30/26, Strike $0.84	$20,365,412

	Long Put Option (9.0%)
370	SPDR® S&P 500® ETF Trust
20,517,980	Expires 01/30/26, Strike $601.82	1,993,013
	Total Exchange-Traded Purchased Options (Cost $23,149,357)	22,358,425
Total Investments (100.9%) (Cost $23,149,357)		22,358,425
LIABILITIES, LESS OTHER ASSETS (-0.9%)		(203,069)
NET ASSETS (100.0%)		$22,155,356

Exchange-Traded Written Option (-1.0%) #,Ω
	Short Call Option (-1.0%)
(370)	SPDR® S&P 500® ETF Trust
(20,517,980)	Expires 01/30/26, Strike $646.78
	(Premium $609,516)	(231,371)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

9

Calamos S&P 500® Structured Alt Protection ETF® – March

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.4%) #,Ω
	Long Call Option (92.9%)
360	SPDR® S&P 500® ETF Trust
19,963,440	Expires 02/27/26, Strike $0.83	$19,815,590

	Long Put Option (8.5%)
360	SPDR® S&P 500® ETF Trust
19,963,440	Expires 02/27/26, Strike $594.18	1,815,653
	Total Exchange-Traded Purchased Options (Cost $21,779,754)	21,631,243
TOTAL INVESTMENTS (101.4%) (Cost $21,779,754)		21,631,243
LIABILITIES, LESS OTHER ASSETS (-1.4%)		(307,719)
NET ASSETS (100.0%)		$21,323,524

Exchange-Traded Written Option (-1.6%) #,Ω
	Short Call Option (-1.6%)
(360)	SPDR® S&P 500® ETF Trust
(19,963,440)	Expires 02/27/26, Strike $639.52
	(Premium $536,548)	(345,180)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

10

Calamos S&P 500® Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (104.1%) #,Ω
	Long Call Option (97.3%)
275	SPDR® S&P 500® ETF Trust
15,249,850	Expires 03/31/26, Strike $0.78	$15,112,081

	Long Put Option (6.8%)
275	SPDR® S&P 500® ETF Trust
15,249,850	Expires 03/31/26, Strike $559.39	1,051,757
	Total Exchange-Traded Purchased Options (Cost $15,876,302)	16,163,838
Total Investments (104.1%) (Cost $15,876,302)		16,163,838
LIABILITIES, LESS OTHER ASSETS (-4.1%)		(635,535)
NET ASSETS (100.0%)		$15,528,303

Exchange-Traded Written Option (-4.3%) #,Ω
	Short Call Option (-4.3%)
(275)	SPDR® S&P 500® ETF Trust
(15,249,850)	Expires 03/31/26, Strike $602.91
	(Premium $550,699)	(670,451)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

11

Calamos S&P 500® Structured Alt Protection ETF® – May

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (105.0%) #,Ω
	Long Call Option (98.3%)
998	SPDR® S&P 500® ETF Trust
55,343,092	Expires 04/30/26, Strike $3.83	$54,419,942

	Long Put Option (6.7%)
998	SPDR® S&P 500® ETF Trust
55,343,092	Expires 04/30/26, Strike $554.54	3,730,524
	Total Exchange-Traded Purchased Options (Cost $58,153,667)	58,150,466
TOTAL INVESTMENTS (105.0%) (Cost $58,153,667)		58,150,466
LIABILITIES, LESS OTHER ASSETS (-5.0%)		(2,794,278)
NET ASSETS (100.0%)		$55,356,188

Exchange-Traded Written Option (-5.8%) #,Ω
	Short Call Option (-5.8%)
(998)	SPDR® S&P 500® ETF Trust
(55,343,092)	Expires 04/30/26, Strike $593.36
	(Premium $3,186,921)	(3,188,610)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

12

Calamos S&P 500® Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.6%) #,Ω
	Long Call Option (98.1%)
582	SPDR® S&P 500® ETF Trust
32,274,228	Expires 06/30/25, Strike $0.76	$32,146,740

	Long Put Option (2.5%)
582	SPDR® S&P 500® ETF Trust
32,274,228	Expires 06/30/25, Strike $544.27	826,730
	Total Exchange-Traded Purchased Options (Cost $33,192,133)	32,973,470
TOTAL INVESTMENTS (100.6%) (Cost $33,192,133)		32,973,470
LIABILITIES, LESS OTHER ASSETS (-0.6%)		(209,884)
NET ASSETS (100.0%)		$32,763,586

Exchange-Traded Written Option (-0.5%) #,Ω
	Short Call Option (-0.5%)
(582)	SPDR® S&P 500® ETF Trust
(32,274,228)	Expires 06/30/25, Strike $595.70
	(Premium $986,865)	(176,138)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

13

Calamos S&P 500® Structured Alt Protection ETF® – August

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.1%) #,Ω
	Long Call Option (97.5%)
659	SPDR® S&P 500® ETF Trust
36,544,186	Expires 07/31/25, Strike $0.77	$36,413,177

	Long Put Option (3.6%)
659	SPDR® S&P 500® ETF Trust
36,544,186	Expires 07/31/25, Strike $550.87	1,335,491
	Total Exchange-Traded Purchased Options (Cost $37,867,827)	37,748,668
Total Investments (101.1%) (Cost $37,867,827)		37,748,668
LIABILITIES, LESS OTHER ASSETS (-1.1%)		(393,584)
NET ASSETS (100.0%)		$37,355,084

Exchange-Traded Written Option (-1.0%) #,Ω
	Short Call Option (-1.0%)
(659)	SPDR® S&P 500® ETF Trust
(36,544,186)	Expires 07/31/25, Strike $599.01 (Premium $889,760)	(368,478)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

14

Calamos S&P 500® Structured Alt Protection ETF® – September

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.1%) #,Ω
	Long Call Option (96.3%)
428	SPDR® S&P 500® ETF Trust
23,734,312	Expires 08/29/25, Strike $0.79	$23,643,571

	Long Put Option (4.8%)
428	SPDR® S&P 500® ETF Trust
23,734,312	Expires 08/29/25, Strike $563.68	1,183,687
	Total Exchange-Traded Purchased Options (Cost $24,968,165)	24,827,258
Total Investments (101.1%) (Cost $24,968,165)		24,827,258
LIABILITIES, LESS OTHER ASSETS (-1.1%)		(260,350)
NET ASSETS (100.0%)		$24,566,908

Exchange-Traded Written Option (-1.1%) #,Ω
	Short Call Option (-1.1%)
(428)	SPDR® S&P 500® ETF Trust
(23,734,312)	Expires 08/29/25, Strike $606.01 (Premium $671,861)	(280,222)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

15

Calamos S&P 500® Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.3%) #,Ω
	Long Put Option (5.9%)
275	SPDR® S&P 500® ETF Trust
15,249,850	Expires 09/30/25, Strike $573.76	$942,289

	Long Call Option (95.4%)
275	SPDR® S&P 500® ETF Trust
15,249,850	Expires 09/30/25, Strike $0.80	15,157,759
	Total Exchange-Traded Purchased Options (Cost $16,635,762)	16,100,048
TOTAL INVESTMENTS (101.3%) (Cost $16,635,762)		16,100,048
LIABILITIES, LESS OTHER ASSETS (-1.3%)		(200,172)
NET ASSETS (100.0%)		$15,899,876

Exchange-Traded Written Option (-1.2%) #,Ω
	Short Call Option (-1.2%)
(275)	SPDR® S&P 500® ETF Trust
(15,249,850)	Expires 09/30/25, Strike $612.03 (Premium $604,714)	(183,395)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

16

Calamos S&P 500® Structured Alt Protection ETF® – November

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.8%) #,Ω
	Long Call Option (95.8%)
330	SPDR® S&P 500® ETF Trust
18,299,820	Expires 10/31/25, Strike $0.80	$18,185,852

	Long Put Option (6.0%)
330	SPDR® S&P 500® ETF Trust
18,299,820	Expires 10/31/25, Strike $568.64	1,134,736
	Total Exchange-Traded Purchased Options (Cost $19,779,870)	19,320,588
TOTAL INVESTMENTS (101.8%) (Cost $19,779,870)		19,320,588
LIABILITIES, LESS OTHER ASSETS (-1.8%)		(345,803)
NET ASSETS (100.0%)		$18,974,785

Exchange-Traded Written Option (-1.8%) #,Ω
	Short Call Option (-1.8%)
(330)	SPDR® S&P 500® ETF Trust
(18,299,820)	Expires 10/31/25, Strike $610.89 (Premium $838,123)	(334,566)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

17

Calamos S&P 500® Structured Alt Protection ETF® – December

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.5%) #,Ω
	Long Call Option (91.8%)
860	SPDR® S&P 500® ETF Trust
47,690,440	Expires 11/28/25, Strike $0.84	$47,338,700

	Long Put Option (8.7%)
860	SPDR® S&P 500® ETF Trust
47,690,440	Expires 11/28/25, Strike $602.55	4,471,140
	Total Exchange-Traded Purchased Options (Cost $53,146,211)	51,809,840
TOTAL INVESTMENTS (100.5%) (Cost $53,146,211)		51,809,840
LIABILITIES, LESS OTHER ASSETS (-0.5%)		(249,200)
NET ASSETS (100.0%)		$51,560,640

Exchange-Traded Written Option (-0.5%) #,Ω
	Short Call Option (-0.5%)
(860)	SPDR® S&P 500® ETF Trust
(47,690,440)	Expires 11/28/25, Strike $651.18 (Premium $1,363,128)	(268,320)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

18

Calamos Nasdaq-100® Structured Alt Protection ETF® – March

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (103.1%) #,Ω
	Long Call Option (93.1%)
288	Invesco QQQ Trust Series 1
13,693,536	Expires 02/27/26, Strike $0.71	$13,623,552

	Long Put Option (10.0%)
288	Invesco QQQ Trust Series 1
13,693,536	Expires 02/27/26, Strike $508.17	1,456,416
	Total Exchange-Traded Purchased Options (Cost $15,092,483)	15,079,968
Total Investments (103.1%) (Cost $15,092,483)		15,079,968
LIABILITIES, LESS OTHER ASSETS (-3.1%)		(453,764)
NET ASSETS (100.0%)		$14,626,204

Exchange-Traded Written Option (-3.3%) #,Ω
	Short Call Option (-3.3%)
(288)	Invesco QQQ Trust Series 1
(13,693,536)	Expires 02/27/26, Strike $549.69 (Premium $572,870)	(478,944)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

19

Calamos Nasdaq-100® Structured Alt Protection ETF® – June

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.8%) #,Ω
	Long Call Option (99.5%)
572	Invesco QQQ Trust Series 1
27,196,884	Expires 05/30/25, Strike $0.68	$27,159,105

	Long Put Option (1.3%)
572	Invesco QQQ Trust Series 1
27,196,884	Expires 05/30/25, Strike $450.76	364,903
	Total Exchange-Traded Purchased Options (Cost $28,664,259)	27,524,008
TOTAL INVESTMENTS (100.8%) (Cost $28,664,259)		27,524,008
LIABILITIES, LESS OTHER ASSETS (-0.8%)		(223,564)
NET ASSETS (100.0%)		$27,300,444

Exchange-Traded Written Option (-1.0%) #,Ω
	Short Call Option (-1.0%)
(572)	Invesco QQQ Trust Series 1
(27,196,884)	Expires 05/30/25, Strike $497.00 (Premium $1,314,014)	(270,978)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

20

Calamos Nasdaq-100® Structured Alt Protection ETF® – September

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (102.4%) #,Ω
	Long Call Option (97.2%)
558	Invesco QQQ Trust Series 1
26,531,226	Expires 08/29/25, Strike $0.67	$26,479,826

	Long Put Option (5.2%)
558	Invesco QQQ Trust Series 1
26,531,226	Expires 08/29/25, Strike $476.27	1,422,649
	Total Exchange-Traded Purchased Options (Cost $28,844,705)	27,902,475
TOTAL INVESTMENTS (102.4%) (Cost $28,844,705)		27,902,475
LIABILITIES, LESS OTHER ASSETS (-2.4%)		(654,454)
NET ASSETS (100.0%)		$27,248,021

Exchange-Traded Written Option (-2.4%) #,Ω
	Short Call Option (-2.4%)
(558)	Invesco QQQ Trust Series 1
(26,531,226)	Expires 08/29/25, Strike $516.04 (Premium $1,113,499)	(662,350)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

21

Calamos Nasdaq-100® Structured Alt Protection ETF® – December

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.8%) #,Ω
	Long Call Option (92.6%)
636	Invesco QQQ Trust Series 1
30,239,892	Expires 11/28/25, Strike $0.71	$30,175,704

	Long Put Option (9.2%)
636	Invesco QQQ Trust Series 1
30,239,892	Expires 11/28/25, Strike $509.74	2,994,841
	Total Exchange-Traded Purchased Options (Cost $34,521,024)	33,170,545
TOTAL INVESTMENTS (101.8%) (Cost $34,521,024)		33,170,545
LIABILITIES, LESS OTHER ASSETS (-1.8%)		(580,591)
NET ASSETS (100.0%)		$32,589,954

Exchange-Traded Written Option (-1.8%) #,Ω
	Short Call Option (-1.8%)
(636)	Invesco QQQ Trust Series 1
(30,239,892)	Expires 11/28/25, Strike $553.93 (Premium $1,737,625)	(585,714)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

22

Calamos Russell 2000® Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (101.0%) #,Ω
	Long Call Option (88.3%)
2,184	iShares® Russell 2000® ETF
42,557,424	Expires 12/31/25, Strike $0.31	$42,275,365

	Long Put Option (12.7%)
2,184	iShares® Russell 2000® ETF
42,557,424	Expires 12/31/25, Strike $220.96	6,106,120
	Total Exchange-Traded Purchased Options (Cost $50,540,613)	48,381,485
TOTAL INVESTMENTS (101.0%) (Cost $50,540,613)		48,381,485
LIABILITIES, LESS OTHER ASSETS (-1.0%)		(495,007)
NET ASSETS (100.0%)		$47,886,478

Exchange-Traded Written Option (-1.1%) #,Ω
	Short Call Option (-1.1%)
(2,184)	iShares® Russell 2000® ETF
(42,557,424)	Expires 12/31/25, Strike $242.15 (Premium $2,283,498)	(521,532)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

23

Calamos Russell 2000® Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (104.8%) #,Ω
	Long Call Option (96.3%)
248	iShares® Russell 2000® ETF
4,832,528	Expires 03/31/26, Strike $0.28	$4,796,749

	Long Put Option (8.5%)
248	iShares® Russell 2000® ETF
4,832,528	Expires 03/31/26, Strike $199.49	425,422
	Total Exchange-Traded Purchased Options (Cost $5,155,227)	5,222,171
Total Investments (104.8%) (Cost $5,155,227)		5,222,171
LIABILITIES, LESS OTHER ASSETS (-4.8%)		(239,634)
NET ASSETS (100.0%)		$4,982,537

Exchange-Traded Written Option (-5.0%) #,Ω
	Short Call Option (-5.0%)
(248)	iShares® Russell 2000® ETF
(4,832,528)	Expires 03/31/26, Strike $218.28 (Premium $230,670)	(247,782)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

24

Calamos Russell 2000® Structured Alt Protection ETF® – July

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.4%) #,Ω
	Long Call Option (94.6%)
2,307	iShares® Russell 2000® ETF
44,954,202	Expires 06/30/25, Strike $0.28	$44,747,419

	Long Put Option (5.8%)
2,307	iShares® Russell 2000® ETF
44,954,202	Expires 06/30/25, Strike $202.91	2,757,745
	Total Exchange-Traded Purchased Options (Cost $49,149,717)	47,505,164
TOTAL INVESTMENTS (100.4%) (Cost $49,149,717)		47,505,164
LIABILITIES, LESS OTHER ASSETS (-0.4%)		(180,676)
NET ASSETS (100.0%)		$47,324,488

Exchange-Traded Written Option (-0.2%) #,Ω
	Short Call Option (-0.2%)
(2,307)	iShares® Russell 2000® ETF
(44,954,202)	Expires 06/30/25, Strike $225.65 (Premium $1,981,860)	(90,225)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

25

Calamos Russell 2000® Structured Alt Protection ETF® – October

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (100.6%) #,Ω
	Long Call Option (88.3%)
1,260	iShares® Russell 2000® ETF
24,552,360	Expires 09/30/25, Strike $0.31	$24,383,735

	Long Put Option (12.3%)
1,260	iShares® Russell 2000® ETF
24,552,360	Expires 09/30/25, Strike $220.89	3,392,970
	Total Exchange-Traded Purchased Options (Cost $29,487,702)	27,776,705
TOTAL INVESTMENTS (100.6%) (Cost $29,487,702)		27,776,705
LIABILITIES, LESS OTHER ASSETS (-0.6%)		(163,425)
NET ASSETS (100.0%)		$27,613,280

Exchange-Traded Written Option (-0.4%) #,Ω
	Short Call Option (-0.4%)
(1,260)	iShares® Russell 2000® ETF
(24,552,360)	Expires 09/30/25, Strike $239.56 (Premium $1,441,731)	(123,860)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

26

Calamos Bitcoin® Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (96.9%)
	Other (96.9%)
42,432,000	U.S. Treasury Bill~ 4.183%, 01/22/26 (Cost $41,178,798)	$41,241,971

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (14.5%) #,Ω
	Long Call Option (14.5%)
1,734	CBOE Mini Bitcoin U.S. ETF Index
38,643,924	Expires 01/30/26, Strike $247.31 (Cost $11,368,767)	6,191,966
TOTAL INVESTMENTS (111.4%) (Cost $52,547,565)		47,433,937
LIABILITIES, LESS OTHER ASSETS (-11.4%)		(4,858,554)
NET ASSETS (100.0%)		$42,575,383

Exchange-Traded Written Option (-11.3%) #,Ω
	Short Call Option (-11.3%)
(1,734)	CBOE Mini Bitcoin U.S. ETF Index
(38,643,924)	Expires 01/30/26, Strike $275.85 (Premium $9,237,140)	(4,815,778)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $41,241,971.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

27

Calamos Bitcoin® Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (94.4%)
	Other (94.4%)
3,741,000	U.S. Treasury Bill~3.917%, 03/19/26 (Cost $3,615,936)	$3,615,743

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (36.5%) #,Ω
	Long Call Option (36.5%)
204	CBOE Mini Bitcoin U.S. ETF Index
4,546,344	Expires 04/07/26, Strike $184.65 (Cost $990,363)	1,399,942
Total Investments (130.9%) (Cost $4,606,299)		5,015,685
LIABILITIES, LESS OTHER ASSETS (-30.9%)		(1,183,677)
NET ASSETS (100.0%)		$3,832,008

Exchange-Traded Written Option (-31.0%) #,Ω
	Short Call Option (-31.0%)
(204)	CBOE Mini Bitcoin U.S. ETF Index
(4,546,344)	Expires 04/07/26, Strike $204.76
	(Premium $832,921)	(1,186,939)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,615,743.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

28

Calamos Bitcoin® 90 Series Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (87.9%)
	Other (87.9%)
21,337,000	U.S. Treasury Bill~4.131%, 01/22/26 (Cost $20,714,381)	$20,738,592

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (21.9%) #,Ω
	Long Call Option (21.9%)
1,026	CBOE Mini Bitcoin U.S. ETF Index
22,865,436	Expires 01/30/26, Strike $210.54 (Cost $6,921,612)	5,156,790
TOTAL INVESTMENTS (109.8%) (Cost $27,635,993)		25,895,382
LIABILITIES, LESS OTHER ASSETS (-9.8%)		(2,313,735)
NET ASSETS (100.0%)		$23,581,647

Exchange-Traded Written Option (-9.8%) #,Ω
	Short Call Option (-9.8%)
(1,026)	CBOE Mini Bitcoin U.S. ETF Index
(22,865,436)	Expires 01/30/26, Strike $301.14
	(Premium $3,012,764)	(2,310,724)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $20,738,592.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

29

Calamos Bitcoin® 90 Series Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (81.5%)
	Other (81.5%)
5,610,000	U.S. Treasury Bill~3.906%, 03/19/26 (Cost $5,422,966)	$5,422,165

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (41.9%) #,Ω
	Long Call Option (41.9%)
340	CBOE Mini Bitcoin U.S. ETF Index
7,577,240	Expires 04/07/26, Strike $166.19 (Cost $2,080,665)	2,785,280
Total Investments (123.4%) (Cost $7,503,631)		8,207,445
LIABILITIES, LESS OTHER ASSETS (-23.4%)		(1,554,620)
NET ASSETS (100.0%)		$6,652,825

Exchange-Traded Written Option (-23.5%) #,Ω
	Short Call Option (-23.5%)
(340)	CBOE Mini Bitcoin U.S. ETF Index
(7,577,240)	Expires 04/07/26, Strike $238.44
	(Premium $1,132,471)	(1,566,380)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $5,422,165.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

30

Calamos Bitcoin® 80 Series Structured Alt Protection ETF® – January

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (79.1%)
	Other (79.1%)
27,944,000	U.S. Treasury Bill~4.103%, 01/22/26 (Cost $27,134,101)	$27,160,295

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (27.6%) #,Ω
	Long Call Option (27.6%)
1,512	CBOE Mini Bitcoin U.S. ETF Index
33,696,432	Expires 01/30/26, Strike $187.14 (Cost $11,664,910)	9,452,700
TOTAL INVESTMENTS (106.7%) (Cost $38,799,011)		36,612,995
LIABILITIES, LESS OTHER ASSETS (-6.7%)		(2,294,833)
NET ASSETS (100.0%)		$34,318,162

Exchange-Traded Written Option (-6.7%) #,Ω
	Short Call Option (-6.7%)
(1,512)	CBOE Mini Bitcoin U.S. ETF Index
(33,696,432)	Expires 01/30/26, Strike $352.60
	(Premium $3,035,295)	(2,293,007)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $27,160,295.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

31

Calamos Bitcoin® 80 Series Structured Alt Protection ETF® – April

SCHEDULE OF INVESTMENTS APRIL 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (70.2%)
	Other (70.2%)
3,988,000	U.S. Treasury Bill~3.941%, 03/19/26 (Cost $3,853,891)	$3,854,473

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (45.5%) #,Ω
	Long Call Options (45.5%)
272	CBOE Mini Bitcoin U.S. ETF Index
6,061,792	Expires 04/07/26, Strike $147.72 (Cost $1,893,644)	2,498,683
Total Investments (115.7%) (Cost $5,747,535)		6,353,156
LIABILITIES, LESS OTHER ASSETS (-15.7%)		(861,964)
NET ASSETS (100.0%)		$5,491,192

Exchange-Traded Written Option (-16.0%) #,Ω
	Short Call Option (-16.0%)
(272)	CBOE Mini Bitcoin U.S. ETF Index
(6,061,792)	Expires 04/07/26, Strike $279.25
	(Premium $628,747)	(876,743)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,854,473.
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

32

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of thirty series as of the date of this report. These financial statements relate only to the following funds (each, a "Fund" and collectively, the "Funds"):

Fund	Ticker	Commencement of Operations	Exchange
Antetokounmpo Global Sustainable Equities ETF	SROI	2/3/2023	NYSE
Convertible Equity Alternative ETF	CVRT	10/4/2023	NYSE
CEF Income & Arbitrage ETF	CCEF	1/16/2024	NYSE
Alternative Nasdaq® & Bond ETF	CANQ	2/13/2024	NASDAQ
Laddered S&P 500® Structured Alt Protection ETF®	CPSL	9/9/2024	CBOE
S&P 500® Structured Alt Protection ETF® – January	CPSY	1/2/2025	NYSE
S&P 500® Structured Alt Protection ETF® – February	CPSF	2/3/2025	NYSE
S&P 500® Structured Alt Protection ETF® – March	CPSR	3/3/2025	NYSE
S&P 500® Structured Alt Protection ETF® – April	CPSP	4/1/2025	NYSE
S&P 500® Structured Alt Protection ETF® – May	CPSM	5/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – July	CPSJ	7/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – August	CPSA	8/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – September	CPST	9/3/2024	NYSE
S&P 500® Structured Alt Protection ETF® – October	CPSO	10/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – November	CPSN	11/1/2024	NYSE
S&P 500® Structured Alt Protection ETF® – December	CPSD	12/2/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – March	CPNM	3/3/2025	NYSE
Nasdaq-100® Structured Alt Protection ETF® – June	CPNJ	6/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – September	CPNS	9/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF® – December	CPNQ	12/2/2024	NYSE
Russell 2000® Structured Alt Protection ETF® – January	CPRY	1/2/2025	NYSE
Russell 2000® Structured Alt Protection ETF® – April	CPRA	4/1/2025	NYSE
Russell 2000® Structured Alt Protection ETF® – July	CPRJ	7/1/2024	NYSE
Russell 2000® Structured Alt Protection ETF® – October	CPRO	10/1/2024	NYSE
Bitcoin Structured Alt Protection ETF® – January	CBOJ	1/22/2025	CBOE
Bitcoin Structured Alt Protection ETF® – April	CBOA	4/7/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – January	CBXJ	2/4/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF® – April	CBXA	4/7/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – January	CBTJ	2/4/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF® – April	CBTA	4/7/2025	CBOE

The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act"), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos Antetokounmpo Global Sustainable Equities ETF which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.

Each Fund is actively managed. The diversification classification and investment objectives of the Funds are as follows:

Ticker	Diversification Classification	Objective
SROI	Diversified	Long-term capital appreciation.
CVRT	Non-Diversified	Total return through capital appreciation and current income.
CCEF	Non-Diversified	High current income and long-term capital appreciation.
CANQ	Non-Diversified	Attractive risk-adjusted return through capital appreciation and current income.
CPSL	Non-Diversified	Seeks to provide investors with capital appreciation.
CPSY	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.57%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.
CPSF	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.47%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from February 1, 2025 through January 31, 2026.
CPSR	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.63%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.
CPSP	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.78%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

33

CPSM	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.81%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from May 1, 2024 through April 30, 2025.
CPSJ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.45%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.
CPSA	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 8.74%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from August 1, 2024 through July 31, 2025.
CPST	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.50%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025.
CPSO	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 6.67%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.
CPSN	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.43%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from November 1, 2024 through October 31, 2025.
CPSD	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 8.07%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.
CPNM	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.17%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.
CPNJ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 10.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from June 1, 2024 through May 31, 2025.
CPNS	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.35%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025.
CPNQ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.67%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.
CPRY	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a cap of 9.59%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from January 2, 2025 through December 31, 2025.
CPRA	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a cap of 9.42%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.
CPRJ	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a cap of 11.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.
CPRO	Non-Diversified	Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a cap of 8.45%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.
CBOJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 11.65%, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from January 22, 2025 through January 31, 2026.
CBOA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 10.98%, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from April 7, 2025 through April 6, 2026.
CBXJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 29.15%, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from February 4, 2025 through January 31, 2026.
CBXA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 29.43%, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from April 7, 2025 through April 6, 2026.
CBTJ	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 51.50%, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from February 4, 2025 through January 31, 2026.
CBTA	Non-Diversified	Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 51.76%, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from April 7, 2025 through April 6, 2026.

34

Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the “Adviser”), serves as the Fund’s adviser for the Calamos Antetokounmpo Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser (“Subadviser”). Mr. Antetokounmpo serves on the Adviser’s Board of Directors and has indirect control of half of the Adviser’s Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr. Antetokounmpo shall provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then “Antetokounmpo” will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

For all other Funds in the ETF Trust, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”), serves as the Funds’ adviser.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Funds Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Funds securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Funds determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Funds determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

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●	Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$12,852,401	$—	$—	$12,852,401
Rights	703	—	—	703
Total	$12,853,104	$—	$—	$12,853,104

	CONVERTIBLE EQUITY ALTERNATIVE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$6,889,515	$—	$6,889,515
Convertible Preferred Stocks	3,203,228	83,975	—	3,287,203
Investment of Cash Collateral For Securities Loaned	—	1,210,381	—	1,210,381
Total	$3,203,228	$8,183,871	$—	$11,387,099

	CEF INCOME & ARBITRAGE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$15,305,503	$—	$—	$15,305,503
Total	$15,305,503	$—	$—	$15,305,503

	ALTERNATIVE NASDAQ® & BOND ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$8,506,309	$—	$—	$8,506,309
Exchange-Traded Purchased Options	—	848,826	—	848,826
Total	$8,506,309	$848,826	$—	$9,355,135

	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$58,164,267	$—	$—	$58,164,267
Total	$58,164,267	$—	$—	$58,164,267

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	S&P 500® STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$19,647,012	$—	$19,647,012
Total	$—	$19,647,012	$—	$19,647,012
Liabilities:
Exchange-Traded Written Option	$—	$273,650	$—	$273,650
Total	$—	$273,650	$—	$273,650

	S&P 500® STRUCTURED ALT PROTECTION ETF® – FEBRUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$22,358,425	$—	$22,358,425
Total	$—	$22,358,425	$—	$22,358,425
Liabilities:
Exchange-Traded Written Option	$—	$231,371	$—	$231,371
Total	$—	$231,371	$—	$231,371

	S&P 500® STRUCTURED ALT PROTECTION ETF® – MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$21,631,243	$—	$21,631,243
Total	$—	$21,631,243	$—	$21,631,243
Liabilities:
Exchange-Traded Written Option	$—	$345,180	$—	$345,180
Total	$—	$345,180	$—	$345,180

	S&P 500® STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$16,163,838	$—	$16,163,838
Total	$—	$16,163,838	$—	$16,163,838
Liabilities:
Exchange-Traded Written Option	$—	$670,451	$—	$670,451
Total	$—	$670,451	$—	$670,451

	S&P 500® STRUCTURED ALT PROTECTION ETF® - MAY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$58,150,466	$—	$58,150,466
Total	$—	$58,150,466	$—	$58,150,466
Liabilities:
Exchange-Traded Written Option	$—	$3,188,610	$—	$3,188,610
Total	$—	$3,188,610	$—	$3,188,610

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	S&P 500® STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$32,973,470	$—	$32,973,470
Total	$—	$32,973,470	$—	$32,973,470
Liabilities:
Exchange-Traded Written Option	$—	$176,138	$—	$176,138
Total	$—	$176,138	$—	$176,138

	S&P 500® STRUCTURED ALT PROTECTION ETF® – AUGUST
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$37,748,668	$—	$37,748,668
Total	$—	$37,748,668	$—	$37,748,668
Liabilities:
Exchange-Traded Written Option	$—	$368,478	$—	$368,478
Total	$—	$368,478	$—	$368,478

	S&P 500® STRUCTURED ALT PROTECTION ETF® – SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$24,827,258	$—	$24,827,258
Total	$—	$24,827,258	$—	$24,827,258
Liabilities:
Exchange-Traded Written Option	$—	$280,222	$—	$280,222
Total	$—	$280,222	$—	$280,222

	S&P 500® STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$16,100,048	$—	$16,100,048
Total	$—	$16,100,048	$—	$16,100,048
Liabilities:
Exchange-Traded Written Option	$—	$183,395	$—	$183,395
Total	$—	$183,395	$—	$183,395

	S&P 500® STRUCTURED ALT PROTECTION ETF® – NOVEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$19,320,588	$—	$19,320,588
Total	$—	$19,320,588	$—	$19,320,588
Liabilities:
Exchange-Traded Written Option	$—	$334,566	$—	$334,566
Total	$—	$334,566	$—	$334,566

	S&P 500® STRUCTURED ALT PROTECTION ETF® – DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$51,809,840	$—	$51,809,840
Total	$—	$51,809,840	$—	$51,809,840
Liabilities:
Exchange-Traded Written Option	$—	$268,320	$—	$268,320
Total	$—	$268,320	$—	$268,320

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	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$15,079,968	$—	$15,079,968
Total	$—	$15,079,968	$—	$15,079,968
Liabilities:
Exchange-Traded Written Option	$—	$478,944	$—	$478,944
Total	$—	$478,944	$—	$478,944

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,524,008	$—	$27,524,008
Total	$—	$27,524,008	$—	$27,524,008
Liabilities:
Exchange-Traded Written Option	$—	$270,978	$—	$270,978
Total	$—	$270,978	$—	$270,978

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,902,475	$—	$27,902,475
Total	$—	$27,902,475	$—	$27,902,475
Liabilities:
Exchange-Traded Written Option	$—	$662,350	$—	$662,350
Total	$—	$662,350	$—	$662,350

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF® – DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$33,170,545	$—	$33,170,545
Total	$—	$33,170,545	$—	$33,170,545
Liabilities:
Exchange-Traded Written Option	$—	$585,714	$—	$585,714
Total	$—	$585,714	$—	$585,714

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$48,381,485	$—	$48,381,485
Total	$—	$48,381,485	$—	$48,381,485
Liabilities:
Exchange-Traded Written Option	$—	$521,532	$—	$521,532
Total	$—	$521,532	$—	$521,532

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	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$5,222,171	$—	$5,222,171
Total	$—	$5,222,171	$—	$5,222,171
Liabilities:
Exchange-Traded Written Option	$—	$247,782	$—	$247,782
Total	$—	$247,782	$—	$247,782

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$47,505,164	$—	$47,505,164
Total	$—	$47,505,164	$—	$47,505,164
Liabilities:
Exchange-Traded Written Option	$—	$90,225	$—	$90,225
Total	$—	$90,225	$—	$90,225

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® – OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,776,705	$—	$27,776,705
Total	$—	$27,776,705	$—	$27,776,705
Liabilities:
Exchange-Traded Written Option	$—	$123,860	$—	$123,860
Total	$—	$123,860	$—	$123,860

	BITCOIN® STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$41,241,971	$—	$41,241,971
Exchange-Traded Purchased Options	—	6,191,966	—	6,191,966
Total	$—	$47,433,937	$—	$47,433,937
Liabilities:
Exchange-Traded Written Option	$—	$4,815,778	$—	$4,815,778
Total	$—	$4,815,778	$—	$4,815,778

	BITCOIN® STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$3,615,743	$—	$3,615,743
Exchange-Traded Purchased Options	—	1,399,942	—	1,399,942
Total	$—	$5,015,685	$—	$5,015,685
Liabilities:
Exchange-Traded Written Options	$—	$1,186,939	$—	$1,186,939
Total	$—	$1,186,939	$—	$1,186,939

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	BITCOIN® 90 SERIES STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$20,738,592	$—	$20,738,592
Exchange-Traded Purchased Options	—	5,156,790	—	5,156,790
Total	$—	$25,895,382	$—	$25,895,382
Liabilities:
Exchange-Traded Written Option	$—	$2,310,724	$—	$2,310,724
Total	$—	$2,310,724	$—	$2,310,724

	BITCOIN® 90 SERIES STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$5,422,165	$—	$5,422,165
Exchange-Traded Purchased Options	—	2,785,280	—	2,785,280
Total	$—	$8,207,445	$—	$8,207,445
Liabilities:
Exchange-Traded Written Option	$—	$1,566,380	$—	$1,566,380
Total	$—	$1,566,380	$—	$1,566,380

	BITCOIN® 80 SERIES STRUCTURED ALT PROTECTION ETF® – JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$27,160,295	$—	$27,160,295
Exchange-Traded Purchased Options	—	9,452,700	—	9,452,700
Total	$—	$36,612,995	$—	$36,612,995
Liabilities:
Exchange-Traded Written Option	$—	$2,293,007	$—	$2,293,007
Total	$—	$2,293,007	$—	$2,293,007

	BITCOIN® 80 SERIES STRUCTURED ALT PROTECTION ETF® – APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Securities	$—	$3,854,473	$—	$3,854,473
Exchange-Traded Purchased Options	—	2,498,683	—	2,498,683
Total	$—	$6,353,156	$—	$6,353,156
Liabilities:
Exchange-Traded Written Option	$—	$876,743	$—	$876,743
Total	$—	$876,743	$—	$876,743

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